Comprehensive Income (Loss) And Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Comprehensive Income (Loss) And Accumulated Other Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss) And Accumulated Other Comprehensive Income (Loss)

9. Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) for the three and nine months ended September 30, 2011 and 2010 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net income (loss)	$3,488	$(3,656)	$5,758	$(73,824)
Foreign currency translation adjustments	(22,906)	11,521	(10,429)	4,333
Pension liability changes under Topic 715	1,481	(757)	656	312
Change in value of derivative instruments	(438)	1,936	(438)	7,576

Comprehensive (loss) income	$(18,375)	$9,044	$(4,453)	$(61,603)

The components of accumulated other comprehensive income (loss) are as follows:

	Foreign Currency Translation Adjustment	Pension Liability Changes Under Topic 715	Change in Value of Derivative Instruments	Accumulated Other Comprehensive Income Gain (Loss)
Balance at December 31, 2010	$25,007	$(27,384)	$—	$(2,377)
Current period change, net of tax	(10,429)	656	(438)	(10,211)

Balance at September 30, 2011	$14,578	$(26,728)	$(438)	$(12,588)

11. Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) were as follows:

	Foreign Currency Translation Adjustment	Pension Liability Changes Under Topic 715	Change in Value of Derivative Instruments	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2007	$29,663	$(2,024)	$—	$27,639
Current year change	(23,772)	(19,507)	(13,859)	(57,138)

Balance at December 31, 2008	5,891	(21,531)	(13,859)	(29,499)
Current year change	16,488	(2,244)	4,138	18,382

Balance at December 31, 2009	22,379	(23,775)	(9,721)	(11,117)
Current year change	2,628	(3,609)	9,721	8,740

Balance at December 31, 2010	$25,007	$(27,384)	$—	$(2,377)

Comprehensive loss for years ended December 31, 2010, 2009 and 2008 is as follows:

	2010	2009	2008
Net income (loss)	$(73,086)	$(111,993)	$26,596
Foreign currency translation adjustments	2,628	16,488	(23,772)
Pension liability changes under Topic 715	(3,609)	(2,244)	(19,507)
Change in value of derivative instruments	9,721	4,138	(13,859)

Comprehensive loss	$(64,346)	$(93,611)	$(30,542)